Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000161837 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Abercrombie & Fitch
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161837 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Vaxcyte
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Applied Industrial Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | HealthEquity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | SPS Commerce
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161837 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000161837 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000161837 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000161837 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000161837 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000161837 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161837 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161837 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161837 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000161838 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Abercrombie & Fitch
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161838 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Vaxcyte
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Applied Industrial Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | HealthEquity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | SPS Commerce
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161838 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000161838 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000161838 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000161838 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000161838 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000161838 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161838 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000161838 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000161838 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219329 | Insmed
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | FTAI Aviation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Abercrombie & Fitch
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219329 | Sprouts Farmers Market
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Vaxcyte
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Applied Industrial Technologies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Fluor
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | HealthEquity
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | SPS Commerce
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219329 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000219329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000219329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000219329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000219329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%